CONSOLIDATED BALANCE SHEETS (Parentheticals 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 2,398	$ 2,309
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	37,307,480	36,198,638
Ordinary shares, shares outstanding	36,491,480	35,382,638
Treasury stock, shares	816,000	816,000